Schedule of Investments(a)
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.15%
Advertising–1.24%
Trade Desk, Inc. (The), Class A(b)	997,966	$68,290,813
Aerospace & Defense–5.15%
Axon Enterprise, Inc.(b)	270,041	67,256,412
Howmet Aerospace, Inc.	1,480,661	83,301,988
TransDigm Group, Inc.	122,421	133,766,978
		284,325,378
Application Software–11.73%
Datadog, Inc., Class A(b)	576,879	71,786,823
Fair Isaac Corp.(b)	48,858	58,572,436
Guidewire Software, Inc.(b)(c)	536,269	59,890,522
HubSpot, Inc.(b)	178,347	108,970,017
Manhattan Associates, Inc.(b)	464,785	112,738,250
Nutanix, Inc., Class A(b)(c)	491,361	27,614,488
Procore Technologies, Inc.(b)(c)	652,672	46,594,254
PTC, Inc.(b)	182,599	32,986,509
Roper Technologies, Inc.	108,289	58,151,193
Samsara, Inc., Class A(b)(c)	2,242,322	70,408,911
		647,713,403
Asset Management & Custody Banks–3.74%
Ares Management Corp., Class A	853,777	103,716,830
KKR & Co., Inc., Class A	1,185,763	102,663,360
		206,380,190
Automotive Retail–1.51%
O’Reilly Automotive, Inc.(b)	81,637	83,518,733
Biotechnology–2.28%
Exact Sciences Corp.(b)	517,410	33,838,614
Natera, Inc.(b)	831,621	54,837,089
Neurocrine Biosciences, Inc.(b)	266,816	37,292,872
		125,968,575
Building Products–2.68%
Lennox International, Inc.(c)	62,982	26,966,373
Owens Corning	216,485	32,803,972
Trane Technologies PLC	349,605	88,117,940
		147,888,285
Cargo Ground Transportation–1.39%
Saia, Inc.(b)(c)	170,730	76,927,523
Casinos & Gaming–1.48%
DraftKings, Inc., Class A(b)	2,092,909	81,728,096
Coal & Consumable Fuels–1.04%
Cameco Corp. (Canada)	1,198,209	57,214,480
Communications Equipment–1.09%
Motorola Solutions, Inc.	188,455	60,211,373
Construction & Engineering–3.63%
Comfort Systems USA, Inc.	373,492	81,223,305
EMCOR Group, Inc.	191,107	43,593,418
Shares		Value
Construction & Engineering–(continued)
Quanta Services, Inc.	388,987	$75,482,927
		200,299,650
Construction Materials–1.27%
Vulcan Materials Co.	310,175	70,102,652
Diversified Support Services–1.17%
Copart, Inc.(b)	1,340,757	64,409,966
Electrical Components & Equipment–1.23%
Vertiv Holdings Co., Class A	1,204,442	67,846,218
Environmental & Facilities Services–1.01%
Clean Harbors, Inc.(b)	332,051	55,771,286
Financial Exchanges & Data–2.50%
MSCI, Inc.	139,899	83,746,340
Tradeweb Markets, Inc., Class A	568,570	54,235,892
		137,982,232
Footwear–1.65%
Deckers Outdoor Corp.(b)	121,179	91,336,248
Health Care Distributors–1.40%
Cencora, Inc.(c)	332,206	77,297,692
Health Care Equipment–3.45%
DexCom, Inc.(b)(c)	788,421	95,674,889
IDEXX Laboratories, Inc.(b)	184,152	94,853,012
		190,527,901
Health Care Facilities–2.65%
Encompass Health Corp.	1,044,774	74,220,745
Tenet Healthcare Corp.(b)	871,350	72,095,499
		146,316,244
Health Care Supplies–0.46%
Cooper Cos., Inc. (The)	68,371	25,504,434
Home Improvement Retail–0.44%
Floor & Decor Holdings, Inc., Class A(b)(c)	244,696	24,606,630
Homebuilding–2.50%
D.R. Horton, Inc.	197,402	28,210,720
Lennar Corp., Class A	189,395	28,380,841
TopBuild Corp.(b)	220,515	81,398,702
		137,990,263
Homefurnishing Retail–0.48%
Williams-Sonoma, Inc.(c)	136,294	26,357,897
Hotels, Resorts & Cruise Lines–1.81%
Hilton Worldwide Holdings, Inc.	522,230	99,725,041
Industrial Machinery & Supplies & Components–1.89%
ITT, Inc.	396,469	47,885,526
Parker-Hannifin Corp.	121,177	56,286,716
		104,172,242

See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Shares		Value
Insurance Brokers–0.95%
Arthur J. Gallagher & Co.	226,272	$52,531,308
Internet Services & Infrastructure–2.60%
Cloudflare, Inc., Class A(b)(c)	345,577	27,317,862
MongoDB, Inc.(b)(c)	289,926	116,121,161
		143,439,023
Investment Banking & Brokerage–0.57%
LPL Financial Holdings, Inc.	131,965	31,564,708
IT Consulting & Other Services–1.96%
Gartner, Inc.(b)	93,597	42,815,011
Globant S.A.(b)	276,501	65,201,701
		108,016,712
Life Sciences Tools & Services–4.25%
Bruker Corp.	629,845	45,040,216
ICON PLC(b)(c)	294,787	76,901,085
Repligen Corp.(b)(c)	148,069	28,044,268
West Pharmaceutical Services, Inc.	226,530	84,502,486
		234,488,055
Managed Health Care–0.78%
Molina Healthcare, Inc.(b)	121,452	43,290,351
Movies & Entertainment–0.81%
Spotify Technology S.A.(b)	208,863	44,978,647
Oil & Gas Exploration & Production–1.01%
Diamondback Energy, Inc.	363,331	55,858,508
Oil & Gas Storage & Transportation–1.30%
Targa Resources Corp.	842,251	71,557,645
Paper & Plastic Packaging Products & Materials–0.75%
Avery Dennison Corp.	208,662	41,617,636
Personal Care Products–0.87%
e.l.f. Beauty, Inc.(b)(c)	299,861	47,836,825
Property & Casualty Insurance–0.64%
Kinsale Capital Group, Inc.(c)	88,799	35,303,818
Real Estate Services–1.72%
CoStar Group, Inc.(b)	636,787	53,158,979
Jones Lang LaSalle, Inc.(b)(c)	236,227	41,826,352
		94,985,331
Research & Consulting Services–2.30%
Booz Allen Hamilton Holding Corp.	508,916	71,640,105
Verisk Analytics, Inc.	229,701	55,479,683
		127,119,788
Restaurants–2.78%
Chipotle Mexican Grill, Inc.(b)	22,650	54,558,640
DoorDash, Inc., Class A(b)	669,538	69,765,860
Texas Roadhouse, Inc.	230,648	28,997,067
		153,321,567
Shares		Value
Semiconductor Materials & Equipment–1.56%
Entegris, Inc.	732,885	$86,260,564
Semiconductors–3.62%
Lattice Semiconductor Corp.(b)(c)	586,040	35,666,395
MACOM Technology Solutions Holdings, Inc.(b)	700,210	60,379,108
Monolithic Power Systems, Inc.	172,561	104,005,966
		200,051,469
Soft Drinks & Non-alcoholic Beverages–0.49%
Celsius Holdings, Inc.(b)(c)	540,240	26,957,976
Systems Software–3.52%
CrowdStrike Holdings, Inc., Class A(b)	385,707	112,819,298
GitLab, Inc., Class A(b)	1,145,064	81,425,501
		194,244,799
Trading Companies & Distributors–3.10%
United Rentals, Inc.	151,944	95,025,778
W.W. Grainger, Inc.(c)	85,288	76,387,344
		171,413,122
Transaction & Payment Processing Services–1.70%
FLEETCOR Technologies, Inc.(b)	323,752	93,865,417
Total Common Stocks & Other Equity Interests (Cost $4,273,616,554)		5,419,116,714
Money Market Funds–3.40%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	65,645,437	65,645,437
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(d)(e)	46,873,787	46,901,911
Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	75,023,356	75,023,356
Total Money Market Funds (Cost $187,566,708)		187,570,704
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.55% (Cost $4,461,183,262)		5,606,687,418
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.29%
Invesco Private Government Fund, 5.29%(d)(e)(f)	50,874,417	50,874,417
Invesco Private Prime Fund, 5.52%(d)(e)(f)	130,728,418	130,819,928
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $181,690,269)		181,694,345
TOTAL INVESTMENTS IN SECURITIES–104.84% (Cost $4,642,873,531)		5,788,381,763
OTHER ASSETS LESS LIABILITIES—(4.84)%		(267,021,561)
NET ASSETS–100.00%		$5,521,360,202
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$85,621,500	$144,804,094	$(164,780,157)	$-	$-	$65,645,437	$495,175
Invesco Liquid Assets Portfolio, Institutional Class	61,161,805	103,431,496	(117,700,112)	(3,018)	11,740	46,901,911	365,930
Invesco Treasury Portfolio, Institutional Class	97,853,142	165,490,393	(188,320,179)	-	-	75,023,356	565,343
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	69,446,619	124,860,600	(143,432,802)	-	-	50,874,417	790,255*
Invesco Private Prime Fund	180,352,412	276,511,164	(326,151,559)	(381)	108,292	130,819,928	2,190,547*
Total	$494,435,478	$815,097,747	$(940,384,809)	$(3,399)	$120,032	$369,265,049	$4,407,250

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$5,419,116,714	$—	$—	$5,419,116,714
Money Market Funds	187,570,704	181,694,345	—	369,265,049
Total Investments	$5,606,687,418	$181,694,345	$—	$5,788,381,763
Invesco Discovery Mid Cap Growth Fund